Mar. 30, 2017

GOLDMAN SACHS TRUST

Goldman Sachs MLP Energy Infrastructure Fund

(the "Fund")

Supplement dated March 30, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated March 30, 2017

Class T Shares for the above-listed Fund are not currently offered by the Goldman Sachs Trust.